Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations
The components of assets and liabilities of discontinued operations in the consolidated balance sheet at December 31, 2023 and December 31, 2024 consisted of the following:

	December 31,	December 31,
	2023	2024
CURRENT ASSETS:
Cash and cash equivalents	$3,477,183	$4,836
Due from related parties, current	2,904,432	467,701
Accounts receivable trade, net	2,728,641	—
Inventories	87,839	—
Prepaid expenses and other assets	471,653	22,466
Total current assets of discontinued operations	9,669,748	495,003

NON-CURRENT ASSETS:
Vessels, net	11,682,357	—
Restricted cash	350,000	—
Deferred charges, net	1,241,874	—
Total non-current assets of discontinued operations	13,274,231	—

CURRENT LIABILITIES:
Current portion of long-term debt, net	1,311,289	—
Accounts payable	1,438,871	65,117
Accrued liabilities	2,275,424	1,554,646
Total current liabilities of discontinued operations	5,025,584	1,619,763

NON-CURRENT LIABILITIES:
Long-term debt, net	3,902,497	—
Total non-current liabilities of discontinued operations	3,902,497	—

The components of the income from discontinued operations for the years ended December 31, 2022, 2023 and 2024 in the consolidated statements of comprehensive income consisted of the following:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2023	2024
REVENUES:
Time charter revenues	13,656,027	8,709,215	1,355
Voyage charter revenues	51,805,097	552,859	—
Pool revenues	30,787,088	46,901,887	604,486
Total vessel revenues	96,248,212	56,163,961	605,841

EXPENSES:
Voyage expenses (including $1,241,804, $724,316 and $8,140 to related party for the year ended December 31, 2022, 2023 and 2024, respectively)	(29,100,348)	(1,939,564)	(23,675)
Vessel operating expenses	(17,386,009)	(11,691,675)	(343,833)
Management fees to related parties	(2,167,000)	(1,443,009)	(24,936)
Depreciation and amortization	(5,889,352)	(3,475,084)	(35,305)
(Provision)/ Recovery of provision for doubtful accounts	(266,732)	266,732	—
Gain on sale of vessels	3,222,631	90,800,434	19,559,432
Total expenses	(51,586,810)	72,517,834	19,131,683

Operating income	44,661,402	128,681,795	19,737,524

OTHER INCOME/(EXPENSES):
Interest and finance costs	(888,536)	(932,438)	(82,878)
Interest income	198,062	2,018,804	40,134
Foreign exchange (losses)/gains	(4,322)	(8,515)	1,189
Total other (expenses)/income, net	(694,796)	1,077,851	(41,555)

Net income and comprehensive income from discontinued operations, before taxes	$43,966,606	$129,759,646	$19,695,969
Income taxes	(960,181)	(303,596)	—
Net income and comprehensive income from discontinued operations, net of taxes	$43,006,425	$129,456,050	$19,695,969